PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Original cost:	$ 1,935,753	$ 1,706,887
Accumulated depreciation	(1,516,642)	(1,356,848)
Property and equipment, net	419,111	350,039
Buildings (including facility infrastructure) [Member]
Property, Plant and Equipment [Line Items]
Original cost:	304,919	306,674
Accumulated depreciation	(189,971)	(173,696)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Original cost:	1,630,834	1,400,213
Accumulated depreciation	$ (1,326,671)	$ (1,183,152)